S000033567 [Member] Investment Objectives and Goals - Omni Small-Cap Value Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: OMNI SMALL-CAP VALUE FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Omni Small‑Cap Value Fund (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.